ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2013
Business acquisitions
Schedule of assets acquired and liabilities assumed as of acquisition date

MILLIONS	2013	2012	2011

Net tangible assets acquired (liabilities assumed)	$(2.8)	$(1.0)	$58.6
Identifiable intangible assets
Customer relationships	58.8	8.4	145.5
Patents	1.4	2.8	0.3
Trademarks	—	0.5	11.2
Other technology	1.0	0.3	8.4
Total intangible assets	61.2	12.0	165.4
Goodwill	41.7	23.3	94.3
Total aggregate purchase price	100.1	34.3	318.3
Contingent consideration	11.3	(2.6)	(5.0)
Liability for indemnification	2.4	16.0	(28.1)
Net cash paid for acquisitions	$113.8	$47.7	$285.2

Champion
Business acquisitions
Schedule of final consideration transferred to acquire all of the acquired entity's stock

Cash consideration	$1,425.3
Stock consideration
Ecolab shares issued at closing	6.6
Ecolab’s closing stock price on April 10, 2013	$82.31
Total fair value of stock consideration	$543.0
Total fair value of cash and stock consideration	$1,968.3

Schedule of assets acquired and liabilities assumed as of acquisition date

	PRELIMINARY	2013	UPDATED
	ALLOCATION	ADJUSTMENTS	ALLOCATION
	AT ACQUISITION	TO FAIR	AT DECEMBER
MILLIONS	DATE	VALUE	31, 2013

Current assets	$593.9	$(1.6)	$592.3
Property, plant and equipment	369.3	(11.5)	357.8
Other assets	30.5	(14.3)	16.2
Identifiable intangible assets
Customer relationships	840.0	—	840.0
Trademarks	120.0	—	120.0
Other technology	36.5	—	36.5
Total assets acquired	1,990.2	(27.4)	1,962.8
Current liabilities	418.2	(8.7)	409.5
Long-term debt	70.8	—	70.8
Net deferred tax liability	420.3	7.1	427.4
Noncontrolling interests and other liabilities	17.1	13.4	30.5
Total liabilities and noncontrolling interests assumed	926.4	11.8	938.2
Goodwill	993.0	37.1	1,030.1
Total aggregate purchase price	2,056.8	(2.1)	2,054.7
Future consideration payable to sellers	(83.9)	(2.5)	(86.4)
Total consideration transferred	$1,972.9	$(4.6)	$1,968.3

Nalco merger
Business acquisitions
Schedule of final consideration transferred to acquire all of the acquired entity's stock

MILLIONS, EXCEPT PER SHARE

Cash consideration
Number of Nalco common shares outstanding receiving cash consideration	41.9
Cash consideration per common share outstanding	$38.80
Total cash paid to Nalco shareholders electing cash consideration	$1,623.9
Stock consideration
Number of Nalco common shares outstanding receiving stock consideration	97.5
Exchange ratio	0.7005
Ecolab shares issued to Nalco shareholders electing stock consideration	68.3
Ecolab’s closing stock price on December 1, 2011	$55.62
Total fair value of stock consideration	$3,799.7
Fair value of Nalco equity compensation awards converted to Ecolab awards	$73.5
Total fair value of cash and stock consideration	$5,497.1

Schedule of assets acquired and liabilities assumed as of acquisition date

		2012
	INITIAL	ADJUSTMENTS	FINAL
MILLIONS	VALUATION	TO FAIR VALUE	VALUATION

Current assets	$1,869.6	$(0.1)	$1,869.5
Property, plant and equipment	1,069.2	(1.2)	1,068.0
Other assets	97.3	(3.3)	94.0
Identifiable intangible assets:
Customer relationships	2,160.0	—	2,160.0
Patents	321.0	—	321.0
Trade names	1,230.0	—	1,230.0
Trademarks	79.0	—	79.0
Other technology	91.0	—	91.0
Total assets acquired	6,917.1	(4.6)	6,912.5
Current liabilities	1,105.5	(0.1)	1,105.4
Long-term debt	2,858.4	—	2,858.4
Pension and postretirement benefits	505.7	5.6	511.3
Net deferred tax liability	1,188.7	5.3	1,194.0
Noncontrolling interests and other liabilities	167.7	35.5	203.2
Total liabilities and noncontrolling interests assumed	5,826.0	46.3	5,872.3
Goodwill	4,403.9	53.0	4,456.9
Total consideration transferred	$5,495.0	$2.1	$5,497.1

Schedule of net sales and operating income from Nalco's business included in entity's results	MILLIONS
Net sales	$193.4
Operating income	13.8

Schedule of pro forma amounts
MILLIONS	2011
(unaudited)
Net sales	$11,283.9
Net income attributable to Ecolab	665.5
Earnings attributable to Ecolab per common share
Basic	2.22
Diluted	2.17